Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Foreign Currency
Foreign currency translation adjustment (gains)/losses	$ 24,181	¥ 168,340	¥ 20,786	¥ 124,374
Exchange rate (RMB per USD 1.00)	6.9618				6.9618
Long-term Investments
Long-term Investments	$ 16,565		148,303		¥ 115,325
Impairment recognized, long term investments		0	0	0
Impairment recognized, long-lived assets		75,278	0	0
Marketing and Advertising Expense
Advertising Expense		230,061	218,060	63,427
Retirement Benefits
Employee benefit expenses		553,523	517,787	231,070
Leases
Right-of-use assets - operating lease	$ 286,948				1,997,672
Lease liabilities - operating lease					2,207,119
Right-of-use assets - finance lease					155,051
Lease liabilities - finance lease					¥ 129,124
Dividends
Dividends		¥ 0	¥ 0	¥ 0
Segment Reporting
Number of segments | item	1	1
ASU No. 2016-02
Leases
Right-of-use assets - operating lease						¥ 2,023,785
Lease liabilities - operating lease						2,102,200
Right-of-use assets - finance lease						5,600
Lease liabilities - finance lease						7,700
ASU No. 2016-02 | Restatement adjustment
Leases
Right-of-use assets - operating lease						¥ 2,023,785